Recently issued accounting pronouncements - Additional Information (Details) $ in Thousands, $ in Thousands	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of 2017-12				$ 186
Right-of-use asset				8,295
Operating lease liabilities	$ 10,388			8,295
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset				8,295
Operating lease liabilities			$ 8,295
Accumulated OCI
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of 2017-12				186
Accumulated OCI | Accounting Standards Update 2017-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of 2017-12					$ 186
Retained Earnings | Accounting Standards Update 2017-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of 2017-12		$ (186)		$ (186)